UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET TAX FREE RESERVES

FORM N-Q

NOVEMBER 30, 2018

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $59,708,495.

1. Organization and significant accounting policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (16.6% at November 30, 2018) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.7%
MUNICIPAL BONDS - 99.7%
Arizona - 1.7%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	1.750%	1/1/46	6,000,000	$6,000,000	(a)(b)

California - 2.0%
California State MFA Revenue, La Sierra University, Series B, LOC - Wells Fargo N.A.	1.610%	8/1/20	180,000	180,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue , Edco Disposal Corp. Project, Series A, LOC - Wells Fargo N.A.	1.750%	10/1/37	325,000	325,000	(a)(b)(c)
California Statewide CDA, MFH Revenue:
1030 Post Street Apartments, Series Y, LIQ - FHLMC	1.710%	2/1/39	3,100,000	3,100,000	(a)(b)(c)
David Avenue Apartments, Series WW, LIQ - FHLMC	1.690%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Refunding, Grand Promenade Project, LIQ - FHLMC	1.680%	4/1/32	1,900,000	1,900,000	(a)(b)

Total California				7,085,000

Colorado - 0.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy Project, Series A	1.680%	7/1/27	316,000	316,000	(a)(b)

Connecticut - 4.3%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc., LOC - TD Bank N.A.	1.650%	12/1/39	2,530,000	2,530,000	(a)(b)
Connecticut State HEFA Revenue, Trinity College, Series L, LOC - JPMorgan Chase	1.690%	7/1/34	2,350,000	2,350,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program Project, Series D, SPA - Royal Bank of Canada	1.700%	11/15/24	5,460,000	5,460,000	(a)(b)(c)
Subseries B-6, SPA - Bank of Tokyo-Mitsubishi UFJ	1.660%	5/15/34	3,570,000	3,570,000	(a)(b)
Subseries C-2, SPA - Bank of Tokyo-Mitsubishi UFJ	1.660%	11/15/34	1,500,000	1,500,000	(a)(b)

Total Connecticut				15,410,000

Delaware - 0.7%
University of Delaware Revenue, Series C, SPA - TD Bank N.A.	1.600%	11/1/37	2,600,000	2,600,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.7%
Metropolitan Washington DC, Airports Authority Revenue:
Subseries A-1, LOC - Sumitomo Mitsui Banking, Refunding	1.710%	10/1/39	1,610,000	$1,610,000	(a)(b)(c)
Subseries A-2, LOC - Sumitomo Mitsui Banking, Refunding	1.710%	10/1/21	800,000	800,000	(a)(b)(c)

Total District of Columbia				2,410,000

Florida - 3.6%
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	1.690%	11/15/26	1,650,000	1,650,000	(a)(b)
Adventist Health System, Refunding	1.650%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System, Refunding	1.620%	11/15/33	1,405,000	1,405,000	(a)(b)
Adventist Health System, Refunding	1.680%	11/15/34	900,000	900,000	(a)(b)
Adventist Health System, Refunding	1.690%	11/15/35	2,000,000	2,000,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Refunding, Sarasota Memorial Hospital, Series B, LOC - Wells Fargo Bank N.A.	1.650%	7/1/37	4,005,000	4,005,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC - JPMorgan Chase	1.730%	10/15/42	2,540,000	2,540,000	(a)(b)(c)

Total Florida				12,800,000

Georgia - 4.6%
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC - Wells Fargo Bank N.A.	1.810%	4/1/32	3,090,000	3,090,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, Series A, LOC - Wells Fargo Bank N.A.	1.690%	12/1/27	2,000,000	2,000,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC - Branch Banking & Trust	1.730%	11/1/20	1,995,000	1,995,000	(a)(b)(c)
Municipal Electric Authority of Georgia, Project 1, Subordinated, Series B, LOC - Bank of Tokyo-Mitsubishi UFJ	1.790%	1/1/48	9,240,000	9,240,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC - Branch Banking & Trust	1.710%	5/1/32	100,000	100,000	(a)(b)

Total Georgia				16,425,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 1.4%
Hawaii State Department of Budget & Finance, Special Purpose Revenue:
Queens Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.450%)	2.130%	7/1/39	2,150,000	$2,150,000	(a)(b)
Queens Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.450%)	2.130%	7/1/39	3,060,000	3,060,000	(a)(b)

Total Hawaii				5,210,000

Idaho - 2.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	1.650%	3/1/48	7,700,000	7,700,000	(a)(b)

Illinois - 4.1%
Aurora, IL, EDR, Aurora University, LOC - BMO Harris Bank NA	1.680%	3/1/35	600,000	600,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, Series A, LOC - Harris N.A.	1.660%	10/1/34	1,940,000	1,940,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	1.670%	4/1/31	7,350,000	7,350,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, Series B, LOC - JPMorgan Chase	1.700%	8/1/35	1,915,000	1,915,000	(a)(b)
University of Chicago Medical Center, Series A, LOC - Bank of America N.A.	1.630%	8/1/44	3,100,000	3,100,000	(a)(b)

Total Illinois				14,905,000

Indiana - 2.0%
Hobart, IN, EDR, Albanese Confectionery, Series A, LOC - Harris N.A.	1.720%	7/1/31	955,000	955,000	(a)(b)(c)
Indianapolis, IN, MFH Revenue, Washington Pointe LP, Series A, LIQ - FNMA	1.800%	4/15/39	4,465,000	4,465,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC - PNC Bank N.A.	1.660%	5/1/34	1,830,000	1,830,000	(a)(b)

Total Indiana				7,250,000

Louisiana - 0.9%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, LA, Solid Waste Revenue, Exxon Project	1.610%	12/1/28	3,090,000	3,090,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 1.0%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Hopkins Village Preservation LP, Series F, LIQ - FHLMC	1.680%	11/1/38	2,700,000	$2,700,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, MFH Revenue, Housing Development, Series C, LIQ - FHLMC/FHA/FNMA/GNMA, LOC - TD Bank N.A.	1.660%	7/1/36	760,000	760,000	(a)(b)

Total Maryland				3,460,000

Massachusetts - 5.4%
Massachusetts DFA Revenue:
Bancroft School & Communities Inc., LOC - TD Bank N.A.	1.690%	9/1/31	2,120,000	2,120,000	(a)(b)
Partners Healthcare System Inc., LOC - Bank of New York Mellon	1.680%	7/1/48	2,500,000	2,500,000	(a)(b)
Massachusetts DFA, MFH Revenue, Archstone Reading Apartments, Series A, LIQ - FHLMC	1.740%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State, GO, Series A	4.000%	4/25/19	5,000,000	5,043,561
Massachusetts State HEFA Revenue:
Harvard University, Series Y	1.590%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare System Inc., Series P, SPA - JPMorgan Chase	1.600%	7/1/27	2,600,000	2,600,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, Refunding, LOC - TD Bank N.A.	1.660%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, Refunding, Series E, SPA - JPMorgan Chase	1.680%	8/1/37	3,765,000	3,765,000	(a)(b)

Total Massachusetts				19,628,561

Michigan - 1.5%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC - Bank of Tokyo-Mitsubishi UFJ	1.720%	1/1/26	5,500,000	5,500,000	(a)(b)

Mississippi - 1.5%
Mississippi State Business Finance Corp., Gulf Opportunity Revenue:
Chevron USA Inc., Series A	1.600%	11/1/35	1,000,000	1,000,000	(a)(b)
Chevron USA Inc., Series D	1.640%	11/1/35	4,520,000	4,520,000	(a)(b)

Total Mississippi				5,520,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 1.4%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, Series C, Refunding, LOC - JPMorgan Chase	1.790%	3/1/24	940,000	$940,000	(a)(b)
Missouri HEFA Revenue:
BJC Health System, Series D	1.650%	5/15/38	400,000	400,000	(a)(b)
Saint Louis Priory School Project, LOC - U.S. Bank N.A.	1.700%	2/1/33	395,000	395,000	(a)(b)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, Series A, LOC - Enterprise Bank & Trust	1.740%	12/1/29	3,440,000	3,440,000	(a)(b)(c)

Total Missouri				5,175,000

New Hampshire - 0.8%
Cheshire County, NH, GO, TAN	3.000%	12/28/18	3,000,000	3,002,324

New York - 29.8%
East Moriches, NY, Union Free School District, TAN	3.000%	6/27/19	3,000,000	3,015,867
Herricks, NY, Union Free School District, GO, BAN	2.750%	8/8/19	7,000,000	7,044,375
Nassau County, NY, Series A, GO, BAN	2.500%	12/14/18	3,500,000	3,500,830
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, Series B, SPA - Sumitomo Mitsui Banking	1.660%	11/15/21	3,600,000	3,600,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, Subseries B1, LOC - TD Bank N.A.	1.600%	8/1/29	470,000	470,000	(a)(b)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A	1.690%	8/1/41	1,150,000	1,150,000	(a)(b)
Subordinated, Subseries G-6, LOC - Mizuho Bank Ltd.	1.630%	4/1/42	1,900,000	1,900,000	(a)(b)
Subordinated, Subseries I-4, LOC - TD Bank N.A.	1.620%	4/1/36	1,350,000	1,350,000	(a)(b)
Subseries I-2, SPA - JPMorgan Chase	1.720%	3/1/40	6,475,000	6,475,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ - Citibank N.A.	1.670%	5/1/20	9,650,000	9,650,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Parkview II Apartments, Series A, LOC - Citibank N.A.	1.730%	12/1/37	2,300,000	2,300,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, Health System, Series D, LOC - JPMorgan Chase	1.670%	2/15/26	1,620,000	1,620,000	(a)(b)
New York City, NY, IDA Revenue, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC - TD Bank N.A.	1.600%	7/1/25	2,000,000	2,000,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second Generation Resolution Fiscal 2016, SPA - Bank of America N.A.	1.660%	6/15/48	3,200,000	3,200,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Second Generation Resolution Fiscal 2016, SPA - PNC Bank N.A.	1.690%	6/15/48	3,300,000	$3,300,000	(a)(b)
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, SPA - JPMorgan Chase	1.720%	8/1/45	7,800,000	7,800,000	(a)(b)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, Series C, LOC - JPMorgan Chase	1.630%	7/1/33	1,860,000	1,860,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.650%	6/1/36	10,100,000	10,100,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.710%	11/1/39	2,200,000	2,200,000	(a)(b)(c)
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen - Thuringen	1.740%	11/1/46	9,300,000	9,300,000	(a)(b)
42nd & 10th Housing, LIQ - FHLMC, LOC - FHLMC	1.690%	11/1/41	8,625,000	8,625,000	(a)(b)(c)
55 West 25th Street Housing, Series A, LIQ - FNMA, LOC - FNMA	1.720%	11/15/38	4,200,000	4,200,000	(a)(b)(c)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase	1.710%	3/15/33	1,345,000	1,345,000	(a)(b)
North Babylon, NY, Union Free School District, GO, BAN	2.750%	7/10/19	7,500,000	7,540,635
Onondaga County, NY, Trust for Cultural Resource Revenue, Syracuse University Project, Series A, LOC - Wells Fargo Bank N.A.	1.580%	12/1/29	1,080,000	1,080,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.620%	1/1/32	2,730,000	2,730,000	(a)(b)

Total New York				107,356,707

North Carolina - 0.8%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LOC - Wells Fargo Bank N.A.	1.680%	6/1/33	2,100,000	2,100,000	(a)(b)
North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC - Wells Fargo Bank N.A.	1.660%	8/1/28	185,000	185,000	(a)(b)
North Carolina Medical Care Commission Revenue, WakeMed Health & Hospitals, Series B, LOC - Wells Fargo Bank N.A	1.620%	10/1/38	600,000	600,000	(a)(b)

Total North Carolina				2,885,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.2%
Ohio State, GO, Common Schools, Series C	1.670%	6/15/26	720,000	$720,000	(a)(b)

Oregon - 2.4%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, LOC - U.S. Bank N.A.	1.650%	8/1/34	8,775,000	8,775,000	(a)(b)

Pennsylvania - 1.7%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.690%	5/1/31	3,000,000	3,000,000	(a)(b)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.660%	12/1/34	1,000,000	1,000,000	(a)(b)
Ridley, PA, School District, GO, LOC - TD Bank N.A.	1.680%	11/1/29	1,960,000	1,960,000	(a)(b)

Total Pennsylvania				5,960,000

South Carolina - 0.3%
North Charleston, SC, COP, Refunding, Public Facilities Convention Project, LOC - Bank of America N.A.	1.650%	9/1/19	1,035,000	1,035,000	(a)(b)

South Dakota - 0.7%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ - FHLMC	1.680%	1/1/44	2,420,000	2,420,000	(a)(b)

Texas - 11.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Health System, Refunding	1.680%	6/1/27	7,145,000	7,145,000	(a)(b)
Methodist Hospital, Subseries C-1	1.720%	12/1/24	6,100,000	6,100,000	(a)(b)
Methodist Hospital, Subseries C-2	1.720%	12/1/27	1,000,000	1,000,000	(a)(b)
Series C-1	1.800%	2/1/19	5,000,000	5,000,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Refunding, Methodist Hospital System, Series A-1	1.650%	12/1/41	4,400,000	4,400,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSF - GTD, SPA - Wells Fargo Bank N.A.	1.660%	8/1/37	9,555,000	9,555,000	(a)(b)
Texas State, GO:
SPA - Sumitomo Mitsui Banking	1.750%	12/1/47	2,900,000	2,900,000	(a)(b)
TRAN	4.000%	8/29/19	5,000,000	5,077,606

Total Texas				41,177,606

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 3.3%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B	1.660%	5/15/36	2,975,000	$2,975,000	(a)(b)
Salt Lake County, UT , Airport Revenue, TRAN	3.000%	12/27/18	7,500,000	7,508,042
Weber County, UT, Hospital Revenue, IHC Heath Services Inc., Series C, SPA - Bank of New York Mellon	1.700%	2/15/35	1,250,000	1,250,000	(a)(b)

Total Utah				11,733,042

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, Series A, LOC - TD Bank N.A.	1.620%	10/1/38	200,000	200,000	(a)(b)

Virginia - 0.9%
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtedness, SPA - Bank of America N.A.	1.660%	1/1/30	3,405,000	3,405,000	(a)(b)

Washington - 5.1%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC - U.S. Bank N.A.	1.720%	11/1/23	625,000	625,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.690%	12/1/38	7,390,000	7,390,000	(a)(b)
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	1.690%	5/1/28	3,650,000	3,650,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, Series A, LOC - U.S. Bank N.A.	1.780%	10/1/22	985,000	985,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC - Wells Fargo Bank N.A.	1.690%	10/1/29	1,625,000	1,625,000	(a)(b)
Overlake School Project, LOC - Wells Fargo Bank N.A.	1.690%	10/1/29	4,045,000	4,045,000	(a)(b)

Total Washington				18,320,000

Wisconsin - 2.5%
University of Wisconsin Hospitals & Clinics Authority Revenue, Refunding, Series C, SPA - BMO Harris Bank N.A.	1.590%	4/1/48	9,000,000	9,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.7%
Uinta County, WY, PCR, Chevron USA Inc. Project, Refunding	1.640%	8/15/20	2,500,000	$2,500,000	(a)(b)

TOTAL MUNICIPAL BONDS				358,974,240

TOTAL INVESTMENTS - 99.7% (Cost - $358,974,240)				358,974,240
Other Assets in Excess of Liabilities - 0.3%				988,667

TOTAL NET ASSETS - 100.0%				$359,962,907

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TRAN	— Tax & Revenue Anticipation Notes

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$358,974,240	—	$358,974,240
† See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019